Post-employment benefits - Assumptions used to calculate the defined-benefit obligations (Detail)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of post-employment benefits [Abstract]
Discount rate	2.80%	3.80%
Inflation rate	2.10%	2.60%
Salary increase	2.40%	3.30%